PARENT COMPANY DISCLOSURES (Details) - Company Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Net interest expense	£ 10,749	£ 10,180	£ 13,396
Other income	18,418	32,176	8,695
Total income	29,167	42,356	22,091
Operating expenses	(9,745)	(12,670)	(11,729)
Impairment	4,155	1,296	937
Profit before tax	1,226	4,393	5,960
Tax credit (expense)	161	(1,387)	(1,454)
Profit for the year	1,387	3,006	4,506
Profit attributable to ordinary shareholders	865	2,459	3,975
Profit attributable to other equity holders	69	81	98
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Net interest expense	(194)	(108)	(173)
Dividends received from subsidiary undertakings	1,135	5,150	4,000
Other income	566	682	524
Total income	1,507	5,724	4,351
Operating expenses	(249)	(289)	(246)
Impairment	(1)	4	(3)
Profit before tax	1,257	5,439	4,102
Tax credit (expense)	45	(24)	2
Profit for the year	1,302	5,415	4,104
Profit attributable to ordinary shareholders	849	4,949	3,671
Profit attributable to other equity holders	£ 453	£ 466	£ 433